EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Limited partners	$ 884	$ 764	$ 136
Income reallocation related to mandatorily convertible preferred shares	80	98	22
Less: Preferred equity dividend	(15)	0	0
Net income attributable to limited partners - basic	949	862	158
Dilutive effect of conversion of preferred shares and options	8	35	0
Net income attributable to limited partners - diluted	$ 957	$ 897	$ 158
Weighted average number of LP Units outstanding	431.3	307.7	256.0
Mandatorily convertible preferred shares	70.1	70.0	70.0
Weighted average number of LP Units outstanding - basic	501.4	377.7	326.0
Dilutive effect of conversion of preferred shares and options	6.7	18.5	1.2
Weighted average number of LP Units outstanding - diluted	508.1	396.2	327.2